UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		   Washington, D.C. 20549


			Form 13F

		   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [X] is a restatement.

				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matterhorn Capital Management, LLC
Address: 3512 Paesanos Pkwy, Suite 301
San Antonio, TX 78231

Form 13F File Number: 28-15119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Juan A. Landa
Title: Principal, Portfolio Manager
Phone: (210) 694-4329

Signature, Place, and Date of Signing:

Juan A. Landa   San Antonio, TX    01/29/2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
28-__________________ ________________________________________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 137,976 (thousands)

List of Other Included Managers:

None

No. Form 13F File Number Name
____ 28-________________________ ______________________________________

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Form 13F Information Table
                                                             Shrs or Sh/  Put/ Investmen   Other    Voting Authority
       Name of Issuer       Title of Class Cusip        Value PRN Amt PRN  Call Discretio  Manager   Sole  SharedNone
ABB LTD                     SPONSORED ADR  000375204    2190  105352  SH        SOLE                 105352
ACCENTURE PLC IRELAND       SHS CLASS A    G1151C101    3401  51145   SH        SOLE                 51145
AFLAC INC.                  COM            001055102    3435  64658   SH        SOLE                 64658
AMERICA MOVIL SAB DE CV     SPON ADR L SHS 02364W105    2031  87785   SH        SOLE                 87785
APPLE INC.                  COM            037833100    2690  5055    SH        SOLE                 5055
AUTOLIV INC.                COM            052800109    2441  36220   SH        SOLE                 36220
BAIDU INC.                  SPON ADR REP A 056752108    2131  21248   SH        SOLE                 21248
BANK OF NOVA SCOTIA HALIFAX COM            064149107    2297  39677   SH        SOLE                 39677
BECTON DICKINSON & CO.      COM            075887109    3108  39750   SH        SOLE                 39750
CELGENE CORP.               COM            151020104    2879  36693   SH        SOLE                 36693
CHECK POINT SOFTWARE TECH   ORD            M22465104    2015  42306   SH        SOLE                 42306
COACH                       COM            189754104    2628  47363   SH        SOLE                 47363
CONOCOPHILLIPS              COM            20825C104    2934  50649   SH        SOLE                 50649
COPA HOLDINGS SA            CL A           P31076105    2695  27095   SH        SOLE                 27095
CULLEN/FROST BANKERS INC.   COM            229899109    2983  54965   SH        SOLE                 54965
DISCOVER FINANCIAL SERVICES COM            254709108    3647  94615   SH        SOLE                 94615
DUKE ENERGY CORP NEW        COM            26441C204    3     45      SH        SOLE                 45
EMC CORP MASS               COM            268648102    2652  104919  SH        SOLE                 104919
ELI LILLY & CO.             COM            532457108    3598  72960   SH        SOLE                 72960
FRANKLIN RESOURCES INC.     COM            354613101    2728  21700   SH        SOLE                 21700
FRESENIUS MEDICAL CARE AG & SPONSORED ADR  358029106    2141  62422   SH        SOLE                 62422
GAMESTOP CORP. NEW          CL A           36467W109    3881  154725  SH        SOLE                 154725
GEOSPACE TECHNOLOGIES CORP. COM            37364X109    3226  36300   SH        SOLE                 36300
GOOGLE INC.                 CL A           38259P508    2871  4059    SH        SOLE                 4059
HERBALIFE LTD.              COM            G4412G101    3135  95166   SH        SOLE                 95166
HOLLYFRONTIER CORP.         COM            436106108    4260  91505   SH        SOLE                 91505
ISHARES GOLD TRUST          ISHARES        464285105    6947  426952  SH        SOLE                 426952
JOY GLOBAL INC.             COM            481165108    2527  39620   SH        SOLE                 39620
MICRON TECHNOLOGY INC.      COM            595112103    3010  474695  SH        SOLE                 474695
MICROSOFT                   COM            594918104    2879  107794  SH        SOLE                 107794
NOVARTIS A G                SPONSORED ADR  66987V109    2300  36334   SH        SOLE                 36334
OMNICOM GROUP INC.          COM            681919106    3190  63845   SH        SOLE                 63845
OPEN TEXT CORP.             COM            683715106    2137  38235   SH        SOLE                 38235
ORACLE CORP.                COM            68389X105    2803  84124   SH        SOLE                 84124
PEABODY ENERGY CORP.        COM            704549104    3034  114000  SH        SOLE                 114000
PEPSICO INC.                COM            713448108    3120  45632   SH        SOLE                 45632
PRICELINE.COM INC.          COM            741503403    2848  4591    SH        SOLE                 4591
PUBLIC SERVICE ENTERPRISE GRCOM            744573106    2999  98005   SH        SOLE                 98005
QUALCOMM INC.               COM            747525103    2783  45043   SH        SOLE                 45043
RAYTHEON CO.                COM            755111507    3327  57805   SH        SOLE                 57805
ROYAL DUTCH SHELL PLC       SPONS ADR A    780259206    2117  30698   SH        SOLE                 30698
SASOL LTD.                  SPONSORED ADR  803866300    1984  45830   SH        SOLE                 45830
SCHLUMBERGER LTD.           COM            806857108    2626  37900   SH        SOLE                 37900
STARBUCKS                   COM            855244109    2907  54276   SH        SOLE                 54276
STEVE MADDEN LTD.           COM            556269108    2818  66732   SH        SOLE                 66732
TATA MOTORS LTD.            SPONSORED ADR  876568502    2472  86070   SH        SOLE                 86070
TEVA PHARMACEUTICAL INDS LTDADR            881624209    1721  46080   SH        SOLE                 46080
UNILEVER PLC                SPON ADR NEW   904767704    2423  62589   SH        SOLE                 62589
WABTEC CORP.                COM            929740108    2902  33145   SH        SOLE                 33145
YUM! BRANDS INC.            COM            988498101    48    720     SH        SOLE                 720
VANGUARD FTSE ALL WORLD EX UALLWRLD EX US  922042775    2     50      SH        SOLE                 50
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